Reverse Recapitalization (Tables)	9 Months Ended
Dec. 31, 2023
Reverse Recapitalization [Abstract]
Schedule of Shares of Common Stock Issued	The number of shares of common stock issued immediately following the consummation of the Reverse Recapitalization was as follows:
Particulars	December 31, 2023
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Merger	27,327,481
Common stock – issuance to IOAC shareholders	9,192,377
Shares issued to Mohan Ananda	2,738,172
Other vendors	3,617,333
Total	42,875,363

Schedule of Shares	The number of Zoomcar, Inc. shares was determined as follows:
Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc.
Common shares	16,987,064	482,681
Preferred stock	99,309,415	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	754,169
Issue of common shares on conversion of SSCPN		4,248,173
Total		27,327,481